Share based compensation - Number of shares warrants give right to for Plan 2020 (Details) - 2020 plan - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share based payment arrangement
Number of warrant expired.	40,000	30,000
Outstanding at January 1	450,500	490,500
Exercised.		10,000
Expired.	40,000	30,000
Outstanding at December 31	410,500	450,500
Exercisable at December 31	410,500	450,500